Deposits	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Deposits	Deposits
Time deposits in denominations of $250,000 or more totaled $1.5 billion at Dec. 31, 2023 and $1.4 billion at Dec. 31, 2022.

At Dec. 31, 2023, the scheduled maturities of total time deposits are $1.9 billion in 2024, $277 million in 2025, $143 million in 2026, $94 million in 2027 and $78 million in 2028. No time deposits are scheduled to mature after 2028.